Leases (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	R$ 5,375	R$ 5,378
Interest disconted to present value	(1,069)	(1,445)
Carrying amount	4,306	3,933
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total		1,347
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total	1,160	932
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total	996	807
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	762	633
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total	543	168
Later than five years and not later than seven years [member]
IfrsStatementLineItems [Line Items]
Total	R$ 1,914	R$ 1,491